Accrued Expenses and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 12	$ 149
Professional services	98	100
Tax accruals	77	77
Other	49	80
Total accrued expenses and other liabilities	$ 236	$ 406